Investment properties - Lease (Details) - Investment properties - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment properties
Properties held under finance leases	£ 5,825	£ 5,689
Present value of minimum lease payments due	42	43
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	3,633	3,681
Minimum future rentals receivable on non-cancellable sub-leases for properties held under finance leases	1,596	1,527
Expected to be settled within one year
Investment properties
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	314	322
1 to 5 years
Investment properties
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	£ 1,077	£ 1,073
Over 5 years
Investment properties
Percentage of lease payments due	76.00%	73.00%
Minimum future rentals receivable on non-cancellable operating leases of freehold investment properties	£ 2,242	£ 2,286